Schedule of Right of Use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Beginning balance	$ 703,524	$ 859,861	$ 1,016,198
Amortization charge for the period	(78,169)	(156,337)	(156,337)
Ending balance	$ 625,355	$ 703,524	$ 859,861
Weighted average remaining lease term	4 years	2 years 4 months 24 days	3 years 5 months 1 day
Weighted-average discount rate	6.90%	6.90%	6.87%